EXHIBIT 99.3

John Deere Owner Trust 2013

Servicer’s Certificate

$262,000,000 Class A-1 0.25000% Asset Backed Notes due May 02, 2014

$250,000,000 Class A-2 0.41000% Asset Backed Notes due September 15, 2015

$250,000,000 Class A-3 0.60000% Asset Backed Notes due March 15, 2017

$89,426,000 Class A-4 0.77000% Asset Backed Notes due July 15, 2019

$21,832,402 Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Dec-15
Actual Payment Date (A/360)				15-Dec-15
Collection Period Begin Date				02-Nov-15
Collection Period End Date				29-Nov-15
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				29

(1)	Total Distribution Amount:			$11,770,987.32
	(a)	Total cash receipts during the month:		$11,519,143.09
	(b)	Administrative repurchases during the month:		$250,947.01
	(c)	Investment earnings on cash accounts:		$897.22
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$86,604.16
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$0.00
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$29,222.48
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$57,381.68
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$11,318,945.23
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	0.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$0.00

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$11,318,945.23
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	100.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$11,318,945.23

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$11,405,549.39

(6)	Reserve Account balance:
	(a)	Beginning balance:		$10,915,731.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$224,151.89
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$224,151.89
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$224,151.89
	(e)	Ending Balance (after giving effect to all distributions):		$10,915,731.00
	(f)	Specified Reserve Account Balance:		$10,915,731.00

(7)	Servicing Fee:			$141,186.04
	(a)	Amount of Servicing Fee earned:		$141,186.04
	(b)	Amount of Servicing Fee paid:		$141,186.04
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(11)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$224,151.89

(12)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$158,044,953.97

	(b)	Note Value as of the end of the related Collection Period:		$158,384,411.52

	(c)	Number of Accounts at the end of the related Collection Period:		7,335

(13)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$0.00
		(ii)	Class A-1 Note Pool Factor:	0.0000000

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$0.00
		(ii)	Class A-2 Note Pool Factor:	0.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$47,126,009.54
		(ii)	Class A-3 Note Pool Factor:	0.1885040

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$89,426,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$21,832,402.00
		(ii)	Certificate Pool Factor:	1.0000000

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$123,309.59
		(ii) % of Pool Balance:	0.07%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(15)	(i)	Aggregate amount of net losses for the collection period:	$140,898.07
	(ii)	Cumulative amount of net losses:	$1,032,382.82
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.12%

(16)	(i)	Face Amount of Receivables 60 days or more past due as a % of the Pool Balance:	1.20%

(17)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	7,629
	(b)	Number of loans at the end of the period:	7,335
	(c)	Weighted average remaining term on receivables:	17.43
	(d)	Prepayment amount - monthly:	$(5,547,245.48)
	(e)	Prepayment amount - life-to-date:	$99,232,106.36
	(f)	Weighted average APR of the pool assets:	2.82%
	(g)	Pool Factor:	0.18